First Trust AAA CMBS ETF Expense Example, No Redemption - First Trust AAA CMBS ETF - First Trust AAA CMBS ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	$ 579